Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans, allowance for loan losses	$ 3,673	$ 5,113
Preferred stock, no par value	$ 0	$ 0
Preferred stock, authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 1	$ 1
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	6,053,851	6,046,351
Common Stock, Shares, Outstanding	5,791,853	5,791,853
Stock held by deferred compensation plan, shares	172,538	174,905
Treasury stock, shares	84,363	79,593